SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2026
SUBSEQUENT EVENT [Abstract]
Disclosure of events after reporting period [text block]	Subsequent Events

On August 9, 2026 Barrick reached an agreement with
Newmont to expand the assets in the Nevada Gold Mines
Joint Venture by vending in their excluded properties:
Fourmile from Barrick; Mike and Fiberline from Newmont,
early. Newmont will pay Barrick a top-up payment of $1.95
billion cash. The agreement resolves all outstanding
disputes related to NGM and includes revisions to the NGM
joint venture agreement.